Property Sale - Schedule of Loss on Sale of Property Explanatory (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Fair value of proceeds
Cash received from disposal of Coeur common shares	$ 17,815
Book value of net assets sold
Legal and other expenses	(141)
Loss on disposal	(1,589)
Lincoln Hill Project, Wilco Project, Gold Ridge exploration and evaluation costs [Member]
Book value of net assets sold
Lincoln Hill Project, Wilco Project, Gold Ridge exploration and evaluation costs	$ (19,263)